Summary of Significant Accounting Policies (Details Narrative)			6 Months Ended		12 Months Ended
	Feb. 07, 2025 USD ($) $ / shares shares	Feb. 07, 2025 SGD ($) shares	Jun. 30, 2025 SGD ($) shares	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2022 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Product Information [Line Items]
Convenience translation					0.75				0.76	0.76	0.75
Depositor maximum amount insured										$ 75,000	$ 75,000
Deferred offering costs					$ 940,083		$ 828,458		$ 952,617	1,253,443	1,253,443
Impairment loss on long lived assets			$ 0			$ 0	0	$ 0
Unrecognized tax benefits				$ 0			$ 0			0	0
Antidiluted shares | shares			0		0	0	0
Deposit assets					$ 2,237,700		$ 4,482,359		5,295,704	6,968,031	2,983,600
Deposit assets					2,125,200		4,332,359		5,238,704	6,893,031	2,833,600
Working capital					1,100,000		1,200,000				1,400,000
Cash					2,200,000						3,000,000
Accounts receivable					2,200,000						2,800,000
Contract with customer asset					2,739,588		5,110,365		$ 4,691,467	$ 6,172,981	$ 3,652,783
Ordinary shares | shares	2,250,000	2,250,000
Share price | $ / shares	$ 4.50
Gross proceeds	$ 10,125,000	$ 10,130,000
Advertising costs						$ 0	0	0
Share-Based Payment Arrangement, Expense					$ 123,293	164,390	133,455
Penalties or interest relating to income taxes						$ 0	$ 0	$ 0
Subsequent Event [Member]
Product Information [Line Items]
Ordinary shares | shares	2,250,000	2,250,000
Share price | $ / shares	$ 4.50
Gross proceeds	$ 10,125,000	$ 10,130,000
Net proceeds	$ 8,800,000	$ 8,800,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage			68.00%	25.00%	24.00%	24.00%	32.00%	41.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage			24.00%	19.00%	22.00%	22.00%	15.00%	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage				18.00%	19.00%	19.00%	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Product Information [Line Items]
Concentration risk percentage				13.00%			11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage			16.00%	15.00%	12.00%	12.00%	10.00%	15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk percentage			9.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Supplier Three [Member]
Product Information [Line Items]
Concentration risk percentage			8.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Supplier Four [Member]
Product Information [Line Items]
Concentration risk percentage			7.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage			56.00%		70.00%	70.00%	34.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage			21.00%		11.00%	11.00%	20.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage			17.00%		10.00%	10.00%	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Product Information [Line Items]
Concentration risk percentage							12.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage			38.00%		31.00%	31.00%	38.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk percentage			19.00%		20.00%	20.00%	13.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Supplier Three [Member]
Product Information [Line Items]
Concentration risk percentage			12.00%		13.00%	13.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Supplier Four [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Supplier Five [Member]
Product Information [Line Items]
Concentration risk percentage			5.00%
SGD Per Shares [Member]
Product Information [Line Items]
Convenience translation					1.00				1.00	1.00	1.00